Earnings Per Share - Computation of earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income available to common stockholders, Basic									$ 3,213,645	$ 3,567,024
Income available to common stockholders, Diluted									$ 3,213,645	$ 3,567,024
Weighted average shares, basic									1,853,240	1,883,375
Effect of dilutive securities									296	447
Weighted average shares, diluted									1,853,536	1,883,822
Basic Earnings Per Share	$ 0.36	$ 0.43	$ 0.41	$ 0.54	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 1.73	$ 1.89
Diluted Earnings Per Share	$ 0.36	$ 0.42	$ 0.41	$ 0.54	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 1.73	$ 1.89